SCHEDULE OF FUTURE INTANGIBLE AMORTIZATION (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2025	$ 830
2026	830
2027	830
2028	674
2029	517
Thereafter	463
Total amortization	$ 4,144